Exhibit 99.17

Client Name:
Client Project Name:	OBX 2022-NQM5
Start - End Dates:	11/26/2021 - 12/30/2021
Deal Loan Count:	36

Conditions Report 2.0

Loans in Report:	36
Loans with Conditions:	12

2 - Total Active Conditions
2 - Non-Material Conditions
1 - Credit Review Scope
1 - Category: Credit/Mtg History
1 - Compliance Review Scope
1 - Category: Texas Home Equity
11 - Total Satisfied Conditions

2 - Credit Review Scope
1 - Category: Insurance
1 - Category: Terms/Guidelines
9 - Property Valuations Review Scope
9 - Category: Appraisal
0 - Total Waived Conditions

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